Derivatives Instruments (Realized and Unrealized Gains (Losses) on HFT Derivatives) (Details) - HFT derivatives - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 467	$ 207
Operating revenues | Power | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	4	12
Operating revenues | Natural gas | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 463	$ 195